Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total		$ 2,193,020,000	$ 5,653,450,000	$ 259,280,000	$ 13,480,000	$ 28,520,000	$ 8,147,750,000
CANADA | Government of Canada [Member]
Total		1,169,460,000	480,000	3,480,000			1,173,420,000
CANADA | Province of Alberta [Member]
Total	[1],[2]	630,460,000	5,524,630,000	152,770,000		27,970,000	6,335,830,000
CANADA | Province of British Columbia [Member]
Total		13,560,000	72,050,000	38,250,000			123,860,000
CANADA | Province of Saskatchewan [Member]
Total		10,070,000	55,760,000	8,220,000		$ 550,000	74,600,000
CANADA | Province of Manitoba [Member]
Total		70,000	390,000	10,000			470,000
CANADA | Regional Municipality of Wood Buffalo [Member]
Total		108,670,000		10,000			108,680,000
CANADA | Municipal District of Opportunity No. 17 [Member]
Total		45,830,000		30,000			45,860,000
CANADA | Lac La Biche County [Member]
Total		41,960,000					41,960,000
CANADA | Municipal District of Bonnyville No.87 [Member]
Total		24,490,000		3,530,000			28,020,000
CANADA | Municipal District of Greenview No. 16 [Member]
Total		18,680,000		130,000			18,810,000
CANADA | County of Newell No. 4 [Member]
Total		11,390,000		40,000			11,430,000
CANADA | County of Grande Prairie No. 1 [Member]
Total		9,830,000		120,000			9,950,000
CANADA | Alberta Special Areas Board [Member]
Total		7,640,000		1,310,000			8,950,000
CANADA | Yellowhead County [Member]
Total		7,470,000					7,470,000
CANADA | Saddle Hills County [Member]
Total		7,130,000		10,000			7,140,000
CANADA | County of St. Paul No. 19 [Member]
Total		5,430,000		1,120,000			6,550,000
CANADA | Northern Sunrise County [Member]
Total		6,370,000					6,370,000
CANADA | Municipal District of Taber No. 14 [Member]
Total		5,270,000		820,000			6,090,000
CANADA | County of Vermilion River No. 24 [Member]
Total		4,980,000	110,000	100,000			5,190,000
CANADA | Northern Rockies Regional Municipality [Member]
Total		3,900,000					3,900,000
CANADA | District Municipality of Tumbler Ridge [Member]
Total		3,380,000					3,380,000
CANADA | Clear Hills County [Member]
Total		3,100,000					3,100,000
CANADA | Clearwater County [Member]
Total		2,920,000					2,920,000
CANADA | Municipal District of Fairview No. 136 [Member]
Total		2,910,000					2,910,000
CANADA | Big Lakes County [Member]
Total		2,450,000					2,450,000
CANADA | Rural Municipality of Enterprise No. 142 [Member]
Total		2,120,000					2,120,000
CANADA | Wheatland County [Member]
Total		2,110,000					2,110,000
CANADA | Municipal District of Lesser Slave River No. 124 [Member]
Total		2,070,000					2,070,000
CANADA | Cypress County [Member]
Total		2,000,000		10,000			2,010,000
CANADA | Rural Municipality of Wilton No. 472 [Member]
Total		1,680,000					1,680,000
CANADA | Municipal District of Starland County [Member]
Total		1,570,000		20,000			1,590,000
CANADA | Municipal District of Willow Creek No. 26 [Member]
Total		1,570,000		10,000			1,580,000
CANADA | Rural Municipality of Big Stick No. 141 [Member]
Total		1,580,000					1,580,000
CANADA | Rural Municipality of Fox Valley No. 171 [Member]
Total		1,560,000					1,560,000
CANADA | Rural Municipality of Senlac No. 411 [Member]
Total		1,530,000					1,530,000
CANADA | County of Northern Lights [Member]
Total		1,530,000					1,530,000
CANADA | Birch Hills County [Member]
Total		1,450,000					1,450,000
CANADA | Rural Municipality of Frenchman Butte No. 501 [Member]
Total		1,350,000					1,350,000
CANADA | Two Hills County [Member]
Total		1,250,000					1,250,000
CANADA | Municipality District of Smoky River No. 130 [Member]
Total		1,210,000		10,000			1,220,000
CANADA | Rural Municipality of Britannia No. 502 [Member]
Total		1,180,000		20,000			1,200,000
CANADA | Vulcan County [Member]
Total		1,080,000		20,000			1,100,000
CANADA | Rural Municipality of Browning No. 34 [Member]
Total		1,100,000					1,100,000
CANADA | Rural Municipality of Eldon No. 471 [Member]
Total		1,030,000		30,000			1,060,000
CANADA | Municipality of Two Borders [Member]
Total		940,000					940,000
CANADA | Stettler County No. 6 [Member]
Total		930,000					930,000
CANADA | Ponoka County [Member]
Total		910,000					910,000
CANADA | County of Warner No. 5 [Member]
Total		880,000					880,000
CANADA | Kneehill County [Member]
Total		850,000					850,000
CANADA | County of Athabasca No. 12 [Member]
Total		760,000					760,000
CANADA | Municipal District of Smoky River No. 130 [Member]
Total		730,000					730,000
CANADA | Red Deer County [Member]
Total		690,000					690,000
CANADA | Wetaskiwin County No. 10 [Member]
Total		570,000					570,000
CANADA | Rural Municipality of Eye Hill No. 382 [Member]
Total		510,000					510,000
CANADA | Rural Municipality of Chesterfield No. 261 [Member]
Total		490,000					490,000
CANADA | Rural Municipality of Mervin No. 499 [Member]
Total		480,000					480,000
CANADA | Rural Municipality of Piapot No. 110 [Member]
Total		440,000					440,000
CANADA | District of Chetwynd [Member]
Total		360,000					360,000
CANADA | Rural Municipality of Cymri No. 36 [Member]
Total		350,000					350,000
CANADA | Rural Municipality of Happyland No. 231 [Member]
Total		310,000					310,000
CANADA | County of Forty Mile No. 8 [Member]
Total		280,000		20,000			300,000
CANADA | Rural Municipality of Moose Creek No. 33 [Member]
Total		290,000					290,000
CANADA | Rural Municipality of Milton No. 292 [Member]
Total		280,000					280,000
CANADA | District of Hudson's Hope [Member]
Total		280,000					280,000
CANADA | Woodlands County [Member]
Total		270,000					270,000
CANADA | Rural Municipality of Maple Creek No. 111 [Member]
Total		220,000					220,000
CANADA | Lacombe County [Member]
Total		220,000					220,000
CANADA | County of Paintearth No. 18 [Member]
Total		220,000					220,000
CANADA | Rural Municipality of Tecumseh No. 65 [Member]
Total		220,000					220,000
CANADA | Town of Taber [Member]
Total		120,000		90,000			210,000
CANADA | Rural Municipality of Golden West No. 95 [Member]
Total		210,000					210,000
CANADA | Rural Municipality of Clinworth No. 230 [Member]
Total		210,000					210,000
CANADA | Leduc County [Member]
Total		190,000					190,000
CANADA | County of Camrose No. 22 [Member]
Total		190,000					190,000
CANADA | Rural Municipality of Coalfields No. 4 [Member]
Total		190,000					190,000
CANADA | Rural Municipality of Hillsdale No. 440 [Member]
Total		180,000					180,000
CANADA | Rural Municipality of Turtle River No. 469 [Member]
Total		170,000					170,000
CANADA | Town of Drumheller [Member]
Total		170,000					170,000
CANADA | Rural Municipality of Enniskillen No. 3 [Member]
Total		170,000					170,000
CANADA | Municipal District of Wainwright No. 61 [Member]
Total		160,000					160,000
CANADA | Municipal District of Foothills No. 31 [Member]
Total		160,000					160,000
CANADA | Rural Municipality of Argyle No. 1 [Member]
Total		140,000					140,000
CANADA | Rural Municipality of Griffin No. 66 [Member]
Total		120,000					120,000
CANADA | Rural Municipality of Reciprocity No. 32 [Member]
Total		120,000					120,000
CANADA | County of Lac Ste. Anne No. 28 [Member]
Total		110,000					110,000
CANADA | County of Lethbridge No. 26 [Member]
Total		110,000					110,000
CANADA | Rural Municipality of Grass Lake No. 381 [Member]
Total		100,000					100,000
CANADA | County of Flagstaff No. 29 [Member]
Total		100,000					100,000
CANADA | Mikisew Cree First Nation [Member]
Total				11,190,000			11,190,000
CANADA | Fort McKay First Nation [Member]
Total				7,080,000			7,080,000
CANADA | Kai Taile Denesoline Trust [Member]
Total				6,160,000			6,160,000
CANADA | Fort McKay Bare Trust [Member]
Total				3,450,000			3,450,000
CANADA | Fort McMurray #468 First Nation [Member]
Total				3,250,000			3,250,000
CANADA | Cold Lake First Nations [Member]
Total				3,180,000			3,180,000
CANADA | Conklin Métis Local #193 [Member]
Total				1,880,000			1,880,000
CANADA | Chipewyan Prairie First Nation [Member]
Total				1,580,000			1,580,000
CANADA | Fishing Lake Métis Settlement [Member]
Total		530,000	10,000	870,000			1,410,000
CANADA | Fort McMurray Métis Local 1935 [Member]
Total				1,040,000			1,040,000
CANADA | Heart Lake First Nation [Member]
Total				970,000			970,000
CANADA | Athabasca Chipewyan First Nation [Member]
Total				760,000			760,000
CANADA | Gift Lake Métis Settlement [Member]
Total		430,000		250,000			680,000
CANADA | Elizabeth Métis Settlement [Member]
Total				580,000			580,000
CANADA | WhiteFish Lake Indian Reserve No. 128 [Member]
Total				430,000			430,000
CANADA | Kikino Métis Settlement [Member]
Total			$ 20,000	390,000			410,000
CANADA | Buffalo Lake Métis Settlement [Member]
Total				400,000			400,000
CANADA | Peavine Métis Settlement [Member]
Total				390,000			390,000
CANADA | Saddle Lake Cree Nation [Member]
Total		90,000		260,000			350,000
CANADA | Fort McKay Métis Nation [Member]
Total				280,000			280,000
CANADA | Halfway River First Nation [Member]
Total				260,000			260,000
CANADA | Beaver Lake Cree Nation [Member]
Total				240,000			240,000
CANADA | Chard Métis Nation [Member]
Total				230,000			230,000
CANADA | Fort Chipewyan Métis Nation [Member]
Total				200,000			200,000
CANADA | Kehewin Cree Nation [Member]
Total				160,000			160,000
CANADA | Frog Lake First Nation [Member]
Total				140,000			140,000
CANADA | Onion Lake Cree Nation [Member]
Total				130,000			130,000
CANADA | Owl River Métis Local #1949 [Member]
Total				130,000			130,000
CANADA | Bigstone Cree Nation [Member]
Total				110,000			110,000
CANADA | Horse Lake First Nation [Member]
Total				100,000			100,000
CÔTE D'IVOIRE | Government of Côte d'Ivoire [Member]
Total	[3],[4],[5],[6]				$ 13,480,000		13,480,000
UNITED KINGDOM | His Majesty's Government [Member]
Total	[5],[6]	$ 180,000		$ 3,010,000			$ 3,190,000

[1]	Royalties in the amount of $185,300,000 were paid in kind to the Government of Alberta and valued at market prices.
[2]	Royalties in the amount of $185,300,000 were paid in kind to the Government of Alberta and valued at market prices.
[3]	Production entitlement volumes and values are determined according to the related production sharing contracts.
[4]	Production entitlement volumes and values are determined according to the related production sharing contracts.
[5]	Non Canadian dollar payments are translated using average exchange rates for the reporting period of 1 GBP = 1.8354 CAD, 1 USD = 1.4130 CAD and 1 CFA = 0.0024 CAD.
[6]	Non Canadian dollar payments are translated using average exchange rates for the reporting period of 1 GBP = 1.8354 CAD, 1 USD = 1.4130 CAD and 1 CFA = 0.0024 CAD.